Annual Fund Operating Expenses	Nov. 30, 2024
Prospectus #1 | Macquarie Small Cap Core Fund | Class A
Operating Expenses:
Management fees	0.63%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.18%
Total annual fund operating expenses	1.06%
Prospectus #1 | Macquarie Small Cap Core Fund | Class C
Operating Expenses:
Management fees	0.63%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.18%
Total annual fund operating expenses	1.81%
Prospectus #1 | Macquarie Small Cap Core Fund | Class R
Operating Expenses:
Management fees	0.63%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.18%
Total annual fund operating expenses	1.31%
Prospectus #1 | Macquarie Small Cap Core Fund | Institutional Class
Operating Expenses:
Management fees	0.63%
Distribution and service (12b-1) fees	none
Other expenses	0.18%
Total annual fund operating expenses	0.81%
Prospectus #1 | Macquarie Small Cap Core Fund | Class R6
Operating Expenses:
Management fees	0.63%
Distribution and service (12b-1) fees	none
Other expenses	0.05%	[1]
Total annual fund operating expenses	0.68%
Prospectus #2 | Macquarie Small Cap Value Fund | Class A
Operating Expenses:
Management fees	0.64%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.21%
Total annual fund operating expenses	1.10%
Prospectus #2 | Macquarie Small Cap Value Fund | Class C
Operating Expenses:
Management fees	0.64%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.21%
Total annual fund operating expenses	1.85%
Prospectus #2 | Macquarie Small Cap Value Fund | Class R
Operating Expenses:
Management fees	0.64%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.21%
Total annual fund operating expenses	1.35%
Prospectus #2 | Macquarie Small Cap Value Fund | Institutional Class
Operating Expenses:
Management fees	0.64%
Distribution and service (12b-1) fees	none
Other expenses	0.21%
Total annual fund operating expenses	0.85%
Prospectus #2 | Macquarie Small Cap Value Fund | Class R6
Operating Expenses:
Management fees	0.64%
Distribution and service (12b-1) fees	none
Other expenses	0.06%	[2]
Total annual fund operating expenses	0.70%
Prospectus #3 | Macquarie Wealth Builder Fund | Class A
Operating Expenses:
Management fees	0.63%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.19%	[3]
Acquired fund fees and expenses	0.02%	[4]
Total annual fund operating expenses	1.09%	[5]
Fee waivers and expense reimbursements	(0.03%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.06%
Prospectus #3 | Macquarie Wealth Builder Fund | Class C
Operating Expenses:
Management fees	0.63%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.19%	[3]
Acquired fund fees and expenses	0.02%	[4]
Total annual fund operating expenses	1.84%	[5]
Fee waivers and expense reimbursements	(0.03%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.81%
Prospectus #3 | Macquarie Wealth Builder Fund | Class R
Operating Expenses:
Management fees	0.63%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.19%	[3]
Acquired fund fees and expenses	0.02%	[4]
Total annual fund operating expenses	1.34%	[5]
Fee waivers and expense reimbursements	(0.03%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.31%
Prospectus #3 | Macquarie Wealth Builder Fund | Insitutional Class
Operating Expenses:
Management fees	0.63%
Distribution and service (12b-1) fees	none
Other expenses	0.19%	[3]
Acquired fund fees and expenses	0.02%	[4]
Total annual fund operating expenses	0.84%	[5]
Fee waivers and expense reimbursements	(0.03%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.81%
Prospectus #3 | Macquarie Wealth Builder Fund | Class R6
Operating Expenses:
Management fees	0.63%
Distribution and service (12b-1) fees	none
Other expenses	0.13%	[3],[7]
Acquired fund fees and expenses	0.02%	[4]
Total annual fund operating expenses	0.78%	[5]
Fee waivers and expense reimbursements	(0.04%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.74%

[1]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[2]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[3]	“Other expenses” includes the expenses of any wholly-owned subsidiaries of the Fund.
[4]	Acquired fund fees and expenses sets forth the Fund's pro rata portion of the cumulative expenses charged by the registered investment companies in which the Fund invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Fund's assets. These expenses are not direct costs paid by Fund shareholders, and are not used to calculate the Fund's NAV.
[5]	The Total annual fund operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
[6]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.79% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.72% of the Fund’s Class R6 shares’ average daily net assets, from April 1, 2025 through March 31, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[7]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”